Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000839759
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer